UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 1999

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn          Beverly Hills, CA            November 10, 1999
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          35

Form 13F Information Table Value Total:    $5077619
                                         (thousands)
List of Other Included Managers:
NONE

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                                                Form 13F INFORMATION TABLE
                                                       September 30, 1999
                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airgas, Inc.                   COM              009363102    70803  6090600 SH       Sole                  5859700            259500
Apartment Investment & Managem COM              03748R101     1530    40000 SH       Sole                    39400               600
Archstone Communities Trust    COM              039581103    84336  4270200 SH       Sole                  4040400            249200
AvalonBay Communities, Inc.    COM              053484101     8076   238400 SH       Sole                   228900              9500
Bear Stearns Companies, Inc.   COM              073902108   115818  3013159 SH       Sole                  2880404            150610
Columbia/HCA Healthcare Corpor COM              197677107   270954 12788375 SH       Sole                 12180275            665100
De Beers Consolidated Mines, L COM              240253302   223895  8292400 SH       Sole                  7889500            446000
Equity Office Properties Trust COM              294741103   134920  5803000 SH       Sole                  5517100            301900
Equity Residential Properties  COM              29476L107   241165  5691200 SH       Sole                  5414700            302100
Fannie Mae                     COM              313586109   798191 12732864 SH       Sole                 12137164            652100
Freddie Mac                    COM              313400301   734400 14123072 SH       Sole                 13445872            742000
General Growth Properties Inc  COM              370021107    12124   384900 SH       Sole                   364600             20300
Gillette Co.                   COM              375766102      479    14102 SH       Sole                    14102
Golden West Financial Corp.    COM              381317106   212778  2164300 SH       Sole                  2066100            105100
Great Lakes Chemical Corp.     COM              390568103    55419  1456000 SH       Sole                  1380500             75500
Hillenbrand Industries Inc     COM              431573104    28155  1067500 SH       Sole                  1018400             54000
International Game Technology  COM              459902102   130448  7247100 SH       Sole                  6886000            383900
Johnson & Johnson              COM              478160104     1672    18200 SH       Sole                    18200
Lockheed Martin Corporation    COM              539830109   111448  3409500 SH       Sole                  3229700            200800
Manpower, Inc.                 COM              56418H100   204184  7010600 SH       Sole                  6690100            345500
Mattel, Inc.                   COM              577081102   194269 10224675 SH       Sole                  9730625            545750
Morgan Stanley, Dean Witter, D COM              617446448     1012    11345 SH       Sole                    11345
Nike, Inc.  Class B            COM              654106103     1143    20100 SH       Sole                    20100
Octel Corp.                    COM              675727101     1124    99875 SH       Sole                    99625               250
Old Republic International Cor COM              680223104   111450  7719461 SH       Sole                  7354558            392503
Olsten Corp.                   COM              681385100    66988  6418000 SH       Sole                  6159000            287800
PepsiCo, Inc.                  COM              713448108     4038   132400 SH       Sole                   132400
Philip Morris Companies, Inc.  COM              718154107   606274 17733799 SH       Sole                 16875099            938800
Security Capital Group Inc/Gro COM              81413P204    20504  1396000 SH       Sole                  1334700             68500
Sigma Aldrich Corp.            COM              826552101    86592  2727300 SH       Sole                  2598100            134700
Smithkline Beecham PLC ADR     COM              832378301     9796   170000 SH       Sole                   170000
Stanley Works                  COM              854616109   128481  5101000 SH       Sole                  4853300            269500
Tenet Healthcare Corp.         COM              88033g100   141227  8041400 SH       Sole                  7692400            392500
Toys ''R'' Us Inc.             COM              892335100     1085    72300 SH       Sole                    72300
UST Inc.                       COM              902911106   262843  8707000 SH       Sole                  8263400            482600
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